Use of Judgments and Estimates (Details) - Schedule of increased or decreased by 10%, the impact on pre tax profit - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Increased Or Decreased By10 The Impact On Pre Tax Profit Abstract
10%	S/ 383	S/ 1,628
(10%)	S/ 409	S/ 1,812